CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
CONSOLIDATED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE INCOME (LOSS)
Revenues	$ 6,544,819	$ 23,332,223	$ 20,758,645
Cost of revenues	(6,535,678)	(22,915,340)	(20,501,385)
Gross profit	9,141	416,883	257,260
Operating expenses:
Selling and marketing	(38,317)	(1,632,828)	(8,862,101)
General and administrative	(2,784,628)	(3,333,148)	(2,560,191)
Goodwill impairment	(1,807,850)	0	0
Total operating expenses	(4,630,795)	(4,965,976)	(11,422,292)
Operating loss	(4,621,654)	(4,549,093)	(11,165,032)
Other income (expenses):
Interest income	345	316	1,539
Interest expense	(39,167)	0	0
Other income, net	870,303	21,728	964,198
Total other income, net	831,481	22,044	965,737
Loss from continuing operations before income taxes	(3,790,173)	(4,527,049)	(10,199,295)
Provision for tax expenses	0	(2,996)	(696)
Net loss from continuing operations	(3,790,173)	(4,530,045)	(10,199,991)
Net loss from discontinued operations before tax	(13,780,209)	(64,202,987)	(47,547,013)
Gain on disposal of discontinued operations	7,547,428	0	0
Benefit (provision) for income taxes on discontinued operations	95,630	(3,454,084)	3,726,923
Net loss from discontinued operations	(6,137,151)	(67,657,071)	(43,820,090)
Net loss	(9,927,324)	(72,187,116)	(54,020,081)
Less: Net income (loss) attributable to noncontrolling interest	198,867	(448,242)	(4,829,471)
Net loss attributable to Paranovus Entertainment Technology Limited	(10,126,191)	(71,738,874)	(49,190,610)
Other comprehensive income (loss):
Foreign currency translation adjustments	3,222,698	(4,435,667)	2,523,258
Comprehensive loss	(6,704,626)	(76,622,783)	(51,496,823)
Less: comprehensive income (loss) attributable to non-controlling interests:	274,960	272,988	(2,696,899)
Comprehensive loss attributable to the Company	$ (6,979,586)	$ (76,895,771)	$ (48,799,924)
Basic and diluted earnings (loss) per ordinary share
Continuing operations basic and diluted	$ 0.75	$ (0.72)	$ (0.13)
Basic and diluted loss per ordinary share
Discontinued operations basic and diluted	$ (2.89)	$ (11.92)	$ (1.08)
Weighted average number of ordinary shares outstanding
Basic and diluted	4,732,726	5,678,081	40,485,912